Real Estate Investments, Net (Summary of Intangible Assets and Liabilities Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, 2021	$ 11,517
Finite-lived intangible assets, amortization expense, 2022	9,317
Finite-lived intangible assets, amortization expense, 2023	7,443
Finite-lived intangible assets, amortization expense, 2024	6,683
Finite-lived intangible assets, amortization expense, 2025	5,484
Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, 2021	89
Below market leases, amortization income, 2022	333
Below market leases, amortization income, 2023	568
Below market leases, amortization income, 2024	755
Below market leases, amortization income, 2025	695
In-place lease assets | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, 2021	10,904
Finite-lived intangible assets, amortization expense, 2022	8,704
Finite-lived intangible assets, amortization expense, 2023	6,830
Finite-lived intangible assets, amortization expense, 2024	6,070
Finite-lived intangible assets, amortization expense, 2025	4,896
Other intangible assets | Amortization Expense
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, 2021	613
Finite-lived intangible assets, amortization expense, 2022	613
Finite-lived intangible assets, amortization expense, 2023	613
Finite-lived intangible assets, amortization expense, 2024	613
Finite-lived intangible assets, amortization expense, 2025	588
Above-market lease assets | Rental Income
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization expense, 2021	(1,299)
Finite-lived intangible assets, amortization expense, 2022	(993)
Finite-lived intangible assets, amortization expense, 2023	(645)
Finite-lived intangible assets, amortization expense, 2024	(307)
Finite-lived intangible assets, amortization expense, 2025	(260)
Below-market lease liabilities | Rental Income
Finite-Lived Intangible Assets [Line Items]
Below market leases, amortization income, 2021	1,388
Below market leases, amortization income, 2022	1,326
Below market leases, amortization income, 2023	1,213
Below market leases, amortization income, 2024	1,062
Below market leases, amortization income, 2025	$ 955